Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 16, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 16, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

Money Market Fund (Prospectus Summary): | Money Market Fund
MONEY MARKET FUND

Supplement dated December 16, 2011

to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, July 20, 2011, August 29, 2011,

September 16, 2011, and October 31, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

On December 12, 2011, the Board of Directors of Principal Funds, Inc. approved the liquidation of Classes R-

1, R-2, R-3, R-4, and R-5 of the Money Market Fund. In connection with the liquidation, the Fund will automatically redeem all outstanding shares of the Classes R-1, R-2, R-3, R-4, and R-5 of the Money Market

Fund and send the proceeds to the shareholders of record on the liquidation date (on or about March 23,

2012).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Money Market Fund (Prospectus Summary): | Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MONEY MARKET FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated December 16, 2011

to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, July 20, 2011, August 29, 2011,

September 16, 2011, and October 31, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

On December 12, 2011, the Board of Directors of Principal Funds, Inc. approved the liquidation of Classes R-

1, R-2, R-3, R-4, and R-5 of the Money Market Fund. In connection with the liquidation, the Fund will automatically redeem all outstanding shares of the Classes R-1, R-2, R-3, R-4, and R-5 of the Money Market

Fund and send the proceeds to the shareholders of record on the liquidation date (on or about March 23,

2012).

Money Market Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PASXX
Money Market Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMVXX
Money Market Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRXX
Money Market Fund | R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSXX
Money Market Fund | R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMPXX